Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 497,800	$ 71,300	$ 313,300	$ 49,500	$ 0	$ 1,973,300	$ 0	$ 0	$ 2,905,200
COMABAR (Barite)
Total	360,300	0	0	49,500	0	1,973,300	0	0	2,383,100
Morocco, Rabat-Salé-Kénitra
Total	360,300	0	0	49,500	0	1,973,300	0	0	2,383,100
Foss Mine (Barite)
Total	0	71,300	0	0	0	0	0	0	71,300
Duntanlich (Barite)
Total	137,500	0	24,600	0	0	0	0	0	162,100
United Kingdom, Scotland, Perth and Kinross
Total	137,500	71,300	24,600	0	0	0	0	0	233,400
Big Bird (Barite)
Total	0	0	21,800	0	0	0	0	0	21,800
Greystone Mine (Barite)
Total	0	0	9,000	0	0	0	0	0	9,000
Mountain Springs (Barite)
Total	0	0	12,400	0	0	0	0	0	12,400
Clayton Valley (Lithium)
Total	0	0	245,500	0	0	0	0	0	245,500
United States, Nevada
Total	$ 0	$ 0	$ 288,700	$ 0	$ 0	$ 0	$ 0	$ 0	$ 288,700